Intangible Assets, Net - Schedule of Estimated Amortization Expenses (Detail) ¥ in Thousands	Dec. 31, 2021 CNY (¥)
Intangible Assets, Net (Excluding Goodwill) [Abstract]
2022	¥ 32,042
2023	22,710
2024	7,943
2025	2,768
2026	¥ 2,734